Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Schedule of Other Payables
	December 31,
	2024	2023

Employees and payroll accruals	$254	$388
Deferred Revenues	225	-
Accrued expenses	527	461

	$1,006	$849